Qualitative and Quantitative Information of Financial Risks - Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total	€ 49,790	€ 49,743
Interest Rate Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	412,502	378,316
Financial liabilities, effect amortized cost	(433)	(496)
Total	412,069	377,820
Interest Rate Risk | Fix Through Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 190,709	€ 151,927
Percentage of Total	0.46	0.40
Interest Rate Risk | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 51,359	€ 51,980
Percentage of Total	0.13	0.14
Interest Rate Risk | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 170,434	€ 174,409
Percentage of Total	0.41	0.46
Interest Rate Risk | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	€ (279)	€ 2,461
Interest Rate Risk | Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	312,472	244,136
Financial liabilities, effect amortized cost	(223)	(240)
Total	€ 312,249	€ 243,896
Line item in the statement of financial position	Current financial assets/ Current financial liabilities/ Non-current financial liabilities	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Interest Rate Risk | Bank Loans | Fix Through Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 190,709	€ 151,927
Interest Rate Risk | Bank Loans | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	1,359	1,805
Interest Rate Risk | Bank Loans | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	120,404	90,404
Interest Rate Risk | Bank Loans | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	(279)	2,461
Interest Rate Risk | Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	50,030	84,005
Total	€ 50,030	€ 84,005
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Bank Overdrafts | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,030	€ 84,005
Interest Rate Risk | Financial Payables for Share Acquisition
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		175
Total		€ 175
Line item in the statement of financial position		Current financial liabilities
Interest Rate Risk | Financial Payables for Share Acquisition | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 175
Interest Rate Risk | Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	50,000	50,000
Financial liabilities, effect amortized cost	(210)	(257)
Total	€ 49,790	€ 49,743
Line item in the statement of financial position	Non-current financial liabilities	Non-current financial liabilities
Interest Rate Risk | Notes | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,000	€ 50,000